Earnings per share	3 Months Ended
Jan. 31, 2019
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Earnings per share

Note 10.    Earnings per share

$ millions, except number of shares and per share amounts, for the three months ended	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,178	$1,266	$1,323
Less: Preferred share dividends and premiums	23	24	18
Net income attributable to common shareholders	$1,155	$1,242	$1,305
Weighted-average common shares outstanding (thousands)	443,033	443,015	441,124
Basic earnings per share	$2.61	$2.81	$2.96
Diluted earnings per share
Net income attributable to common shareholders	$1,155	$1,242	$1,305
Weighted-average common shares outstanding (thousands)	443,033	443,015	441,124
Add: Stock options potentially exercisable (1) (thousands)	784	1,069	1,287
Add: Restricted shares and equity-settled consideration (thousands)	484	420	441
Weighted-average diluted common shares outstanding (thousands)	444,301	444,504	442,852
Diluted earnings per share	$2.60	$2.80	$2.95
(1)

Excludes average options outstanding of 2,107,454 (October 31, 2018: nil; January 31, 2018: 504,344) with a weighted-average exercise price of $114.58 (October 31, 2018: nil; January 31, 2018: $120.02) for the quarter ended January 31, 2019, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.